Project or Worker Photo [Fund Name] [Date], 2026

▪ $7.3 billion in assets ▪ Opened doors in 1984 ▪ Created by the AFL - CIO Executive Council in 1965 led by President George Meany ▪ Established to encourage and assist development of lower income housing while creating employment for the construction trades ▪ Provide financing for the development and preservation of affordable housing projects ▪ Union construction jobs creation – 100% union labor requirement ▪ Competitive fixed income returns As of December 31 , 2025 Summary of the HIT 1 [Project Name] [Project City, State]

Objectives Strategy Core Competency HIT Objectives and Strategy x Generate competitive risk - adjusted total returns versus its benchmark – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) » multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk x Offer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 2

HIT Performance Relative to Benchmark

AFL-CIO HIT


Total Returns vs. Benchmark
As of December 31, 2025
HIT Gross
HIT Net
Bloomberg Aggregate^
7.54%
7.20%
7.30%
5.23%
4.89%
4.66%
0.06%
-0.26%
-0.36%
2.11%
1.76%
2.01%
1-year
3-year
5-year
10-year

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

^ Source: Bloomberg Index Services Limited

AFL-CIO HOUSING INVESTMENT TRUST
3

As of December 31, 2025 Relative Value – Fundamentals vs. Benchmark AA Index^ Bloomberg Agg^ HIT AA Index^ Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.82 5.92 5.89 Effective Duration 100% 76.9% 96.3% AA or Better 0.30 0.24 0.20 Convexity 0% 23.1% 3.7% A & Below/Not Rated Similar Prepayment Risk Higher Yield 67% 76% 79% Prepayment Protection 3.62% 3.91% 4.17% Current Yield 33% 24% 21% No Prepayment Protection 4.16% 4.35% 4.81% Yield to Worst 0.10% 0.27% 0.71% Option Adjusted Spread AA Index represents the AA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 4

HIT Portfolio Statistics, as of December 31, 2025 38.9% 51.4% 4.1% 1.9% 3.7% Credit Quality* Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & 96% AA or Better * Based on total investments and including unfunded commitments. 65.7% 12.9% 12.9% 6.7% 1.9% Sector Allocation** Short Term U.S. Treasury SF MBS ** Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. Includes 7.2% in floating rate investments. Multifamily Permanent MBS Multifamily Construction Investments 78% Multifamily 5

HIT’s Long History of Impact Investing (1984 - present)* Elizabeth Seton Young Adult Center Whit e Plains, NY Housing and Healthcare Units Hours of on - site Union Construction Work Total Development Cost HIT Investment # of Projects 131,617 215.5 Million $23.4 Billion $11.6 Billion 630 Nationwide 45,444 27.0 Million $5.5 Billion $2.3 Billion 80 New York City ^ *Includes projects receiving New Markets Tax Credit (NMTC) allocations by HIT subsidiary Building America CDE, Inc. Job and eco nomic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of December 31, 2025. Economic impact data is in 2024 dollars and all other figures are nominal. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise note d, its underlying projects are not held in the HIT’s portfolio. ^ Includes purchase of securities for the preservation of affordable housing. 6 [Project Name] [Project City, State] [Insert Picture]

*Source: HIT, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of December 31, 2025. Projects – 83% housing 41 Housing projects with affordability 76% Housing units 5,601 Cities represented across 11 states and DC 26 Invested or allocated $1.1 B Total development cost $3.0 B Total economic impacts $5.9 B Hours of on - site union construction work created 23.3 M HIT’s Projects Currently in Construction , as of December 31, 2025 7

Additional Resources Are Crucial to Address Need for More Housing in New York City Significant Need for Capital, Subsidies, Land, Labor ▪ Resources at the Federal, State and City Levels ▪ Incentives for Private Capital Investments ▪ Community Support to Advocate for More Housing Development ▪ Acceleration of Regulatory Building and Zoning Process ▪ Leveraging Scarce Government Subsidies to Attract More Private Capital Brooklyn Crossing Brooklyn 8 [Project Name] [Project City, State] [Insert Picture] [Project Name] [Project City, State]

Labor Standards Are Under Attack ▪ Labor has been cut out of the housing market in New York ▪ Similar threat looms at the federal level ▪ Housing crisis worsened over decades in tandem with labor presence fading in New York residential construction ▪ Housing subsides at city, state and federal level should have labor standards ▪ Labor should have representation on boards for housing agencies like HPD, HDC 1490 Southern Boulevard Bronx 9 [Insert Picture] [Project Name] [Project City, State]

Forms of Public Support Subject To Prevailing Wage

AFL-CIO HIT

Forms of State Support for Economic Development Subject to the Prevailing Wage						
Public Assets	**California**	**New Jersey**	**Connecticut**	**Illinois**	**Minnesota***	**New York**
Public works fully-funded by the state	X	X	X	X	X	X
Grants	X	X	X	X	X	
Loans	X	X	X	X	X	
Bonds	X	X	X	X	X	
Loan guarantees	X	X	X	X		
Investments			X			
Cash payments	X	X	X	X		
Tax abatements	X	X	X	X	X	X†
Low-Income Housing Tax Credits					X	
Other financial assistance	X	X	X	X	X	

This data has been sourced from the New York State Prevailing Wage Law: Defining Public Work, ILR Impact Brief produced by the Cornell University School of Industrial and Labor Relations (2018).

** Minnesota state data was sourced through independent research conducted by the AFL-CIO HIT.*

† New York 421a and its replacement 485x include wage minimums dependent upon project size and location

AFL-CIO HOUSING INVESTMENT TRUST

10

The Jobs and Housing Act: Political Action to Restore Labor’s Stake in Housing ▪ $ 500 million for new construction, rehab, and environmental sustainability upgrades of existing affordable cooperative housing utilizing 100 % union . ▪ Provides support for 2 , 000 + units of new affordable/workforce housing . ▪ Budget request also provides $ 20 million in grants for labor unions to build capacity to again engage in housing development . 11

Housing Development Opportunities in New York City Target Market Segments ▪ Mega projects – large multi - block developments ▪ Public Housing Preservation Trust – monetizing more federal resources ▪ 485 - x Tax Abatement – mixed - income developments ▪ Cooperative Housing – new development and rehab ▪ City/State – subsidized affordable and mixed income housing using local government incentives and funding, including supportive housing Amalgamated Warbasse Bronx 12

What Labor Can Do ▪ Advocate to increase and maximize public resources for more housing ▪ Promote new programs – pilot and demonstration programs with labor standards ▪ Leverage labor capital – all sources are important, including private sources in the equity and debt side (funds like HIT are part of it) ▪ Engage in policy development – e . g . , Jobs and Housing Act in New York ▪ Protect and require labor standards in existing federal and local programs – e . g . , Davis Bacon ▪ Support local solutions – uncertainty at the federal level shifts solutions to the local level ▪ Commit to the housing industry – be present and active on boards Amalgamated Warbasse Bronx 13

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . [Name, Title Contact information]